SUPPLEMENT DATED JUNE 16, 2020
TO

PROSPECTUSES DATED APRIL 29, 2011
FOR MASTERS ACCESS NY, MASTERS CHOICE NY, MASTERS EXTRA NY
AND MASTERS FLEX NY

PROSPECTUS DATED MAY 21, 2007
 REGATTA GOLD-NY

PROSPECTUS DATED MAY 1, 2003
FOR REGATTA EXTRA NY

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
DELAWARE LIFE NY VARIABLE ACCOUNT C

This supplement contains information regarding a change to an investment option that is available under your Contract.

Effective September 1, 2020, the name of the following investment option will be changed:

Current Name	New Name

MFS® Strategic Income Portfolio	MFS® Income Portfolio

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THE CONTRACTS REFERENCED IN THIS SUPPLEMENT ARE NO LONGER FOR SALE.